Derivative Financial Instruments - Summary of Items Designated As Hedging Instruments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Fair Value Hedges | Interest Rate Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	757	3,065
Changes in fair value used for calculating hedge ineffectiveness	£ (5)	£ 73
Fair Value Hedges | Cross-currency Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	1,428	1,436
Changes in fair value used for calculating hedge ineffectiveness	£ 66	£ (72)
Cash Flow Hedges | Interest Rate Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument		4,068
Changes in fair value used for calculating hedge ineffectiveness		£ (103)
Cash Flow Hedges | Cross-currency Swaps | Interest Rate Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	2,822	2,695
Changes in fair value used for calculating hedge ineffectiveness	£ (155)	£ (61)
Cash Flow Hedges | Forward Foreign Currency Contracts | Foreign Currency Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	3,279	3,827
Changes in fair value used for calculating hedge ineffectiveness	£ (36)	£ (3)
Net investment hedges (derivative related) | Forward Foreign Currency Contracts | Foreign Currency Risk Exposure
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	5,922	5,274
Changes in fair value used for calculating hedge ineffectiveness	£ 156	£ 161
Net investment hedges (non-derivative related) | Long-term Borrowings
Disclosure of derivative financial instruments
Nominal amount of hedging instrument	392	372
Changes in fair value used for calculating hedge ineffectiveness	£ 21	£ 22